Condensed Consolidated Statements of Equity (Parenthetical)	Sep. 13, 2023	Oct. 26, 2022
Subsequent Event [Line Items]
Stockholder equity reverse stock split		60:1 reverse stock split
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholder equity share consolidation	4:1 share consolidation	60:1 share consolidation
Stockholder equity reverse stock split	4:1 reverse stock split